CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2023	Jan. 01, 2023
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	53,959,109	53,959,109
Common stock, shares outstanding (in shares)	45,033,027	45,033,027